Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment
6.	Property, plant and equipment:

	Furniture and	Leasehold
	equipment	improvements	TMS devices	Total
Cost

Balance, December 31, 2020	$175,416	$183,103	$2,126,091	$2,484,610
Additions	—	—	544,127	544,127
Additions through business combinations (note 5(a))	—	—	57,544	57,544

Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	115,604	179,399	2,536,225	2,831,228
Additions	—	33,866	1,496,254	1,530,120
Additions through business combinations (note 5(b))	—	131,071	697,978	829,049
Asset disposal	—	—	(74,184)	(74,184)

Balance, December 31, 2022	$115,604	$344,336	$4,656,273	$5,116,213

Accumulated depreciation

Balance, December 31, 2020	$112,176	$30,884	$650,214	$793,274
Depreciation	27,991	29,297	310,663	367,951
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	80,355	56,477	769,340	906,172
Depreciation	23,119	39,064	502,421	564,604
Asset disposal	—	—	(74,184)	(74,184)

Balance, December 31, 2022	$103,474	$95,541	$1,197,577	$1,396,592

Net book value

Balance, December 31, 2021	$35,249	$122,922	$1,766,885	$1,925,056
Balance, December 31, 2022	12,130	248,795	3,458,696	3,719,621